INCOME TAXES - Income tax component in statement of operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Current year	€ 1,351	€ 1,401
Adjustment in respect of prior periods	(93)	199
Current income taxes	1,258	1,600
Deferred income tax recovery	(348)	(42)
Income taxes	€ 910	€ 1,558